Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Putnam Target Date Funds
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class A
Trading Symbol	PRMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$22	0.42%
[1],[2],[3]
Expenses Paid, Amount	$ 22	[1]
Expense Ratio, Percent	0.42%	[1]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[4]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class C
Trading Symbol	PRMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
[5],[6],[7]
Expenses Paid, Amount	$ 60	[5]
Expense Ratio, Percent	1.17%	[5]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[8]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class R
Trading Symbol	PRMKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
[9],[10],[11]
Expenses Paid, Amount	$ 42	[9]
Expense Ratio, Percent	0.82%	[9]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[12]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class R3
Trading Symbol	PACKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
[13],[14],[15]
Expenses Paid, Amount	$ 29	[13]
Expense Ratio, Percent	0.57%	[13]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[16]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class R4
Trading Symbol	PACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
[17],[18],[19]
Expenses Paid, Amount	$ 16	[17]
Expense Ratio, Percent	0.32%	[17]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[20]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class R5
Trading Symbol	PACQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
[21],[22],[23]
Expenses Paid, Amount	$ 9	[21]
Expense Ratio, Percent	0.17%	[21]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[24]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class R6
Trading Symbol	PREWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
[25],[26],[27]
Expenses Paid, Amount	$ 4	[25]
Expense Ratio, Percent	0.07%	[25]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[28]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus Maturity Fund
Class Name	Class Y
Trading Symbol	PRMYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus Maturity Fund (previously known as Putnam Sustainable Retirement Maturity Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
[29],[30],[31]
Expenses Paid, Amount	$ 9	[29]
Expense Ratio, Percent	0.17%	[29]
Net Assets	$ 637,738,891
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$637,738,891
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[32]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class A
Trading Symbol	PRRQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$22	0.42%
[33],[34],[35]
Expenses Paid, Amount	$ 22	[33]
Expense Ratio, Percent	0.42%	[33]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[36]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$60	1.17%
[37],[38],[39]
Expenses Paid, Amount	$ 60	[37]
Expense Ratio, Percent	1.17%	[37]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[40]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$42	0.82%
[41],[42],[43]
Expenses Paid, Amount	$ 42	[41]
Expense Ratio, Percent	0.82%	[41]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[44]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class R3
Trading Symbol	PADOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$29	0.57%
[45],[46],[47]
Expenses Paid, Amount	$ 29	[45]
Expense Ratio, Percent	0.57%	[45]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[48]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class R4
Trading Symbol	PADNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$16	0.32%
[49],[50],[51]
Expenses Paid, Amount	$ 16	[49]
Expense Ratio, Percent	0.32%	[49]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[52]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class R5
Trading Symbol	PADRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$9	0.17%
[53],[54],[55]
Expenses Paid, Amount	$ 9	[53]
Expense Ratio, Percent	0.17%	[53]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[56]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class R6
Trading Symbol	PREZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$4	0.07%
[57],[58],[59]
Expenses Paid, Amount	$ 4	[57]
Expense Ratio, Percent	0.07%	[57]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[60]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2030 Fund
Class Name	Class Y
Trading Symbol	PRRTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2030 Fund (previously known as Putnam Sustainable Retirement 2030 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$9	0.17%
[61],[62],[63]
Expenses Paid, Amount	$ 9	[61]
Expense Ratio, Percent	0.17%	[61]
Net Assets	$ 510,373,142
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$510,373,142
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	2%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[64]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class A
Trading Symbol	PRRWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$19	0.37%
[65],[66],[67]
Expenses Paid, Amount	$ 19	[65]
Expense Ratio, Percent	0.37%	[65]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[68]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$58	1.12%
[69],[70],[71]
Expenses Paid, Amount	$ 58	[69]
Expense Ratio, Percent	1.12%	[69]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[72]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$40	0.77%
[73],[74],[75]
Expenses Paid, Amount	$ 40	[73]
Expense Ratio, Percent	0.77%	[73]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[76]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class R3
Trading Symbol	PADUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$27	0.52%
[77],[78],[79]
Expenses Paid, Amount	$ 27	[77]
Expense Ratio, Percent	0.52%	[77]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[80]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class R4
Trading Symbol	PADSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$14	0.27%
[81],[82],[83]
Expenses Paid, Amount	$ 14	[81]
Expense Ratio, Percent	0.27%	[81]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[84]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class R5
Trading Symbol	PADVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$6	0.12%
[85],[86],[87]
Expenses Paid, Amount	$ 6	[85]
Expense Ratio, Percent	0.12%	[85]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[88]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class R6
Trading Symbol	PREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$1	0.02%
[89],[90],[91]
Expenses Paid, Amount	$ 1	[89]
Expense Ratio, Percent	0.02%	[89]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[92]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2035 Fund
Class Name	Class Y
Trading Symbol	PRRYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2035 Fund (previously known as Putnam Sustainable Retirement 2035 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$6	0.12%
[93],[94],[95]
Expenses Paid, Amount	$ 6	[93]
Expense Ratio, Percent	0.12%	[93]
Net Assets	$ 400,258,129
Holdings Count | $ / shares	7
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$400,258,129
Total Number of Portfolio Holdings	7
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[96]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class A
Trading Symbol	PRRZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$18	0.34%
[97],[98],[99]
Expenses Paid, Amount	$ 18	[97]
Expense Ratio, Percent	0.34%	[97]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[100]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$56	1.09%
[101],[102],[103]
Expenses Paid, Amount	$ 56	[101]
Expense Ratio, Percent	1.09%	[101]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[104]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$39	0.75%
[105],[106],[107]
Expenses Paid, Amount	$ 39	[105]
Expense Ratio, Percent	0.75%	[105]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[108]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class R3
Trading Symbol	PAAUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$25	0.49%
[109],[110],[111]
Expenses Paid, Amount	$ 25	[109]
Expense Ratio, Percent	0.49%	[109]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[112]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class R4
Trading Symbol	PAAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$12	0.24%
[113],[114],[115]
Expenses Paid, Amount	$ 12	[113]
Expense Ratio, Percent	0.24%	[113]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[116]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class R5
Trading Symbol	PABTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$5	0.09%
[117],[118],[119]
Expenses Paid, Amount	$ 5	[117]
Expense Ratio, Percent	0.09%	[117]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[120]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class R6
Trading Symbol	PREHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(1)	-0.01%
[121],[122],[123]
Expenses Paid, Amount	$ (1)
Expense Ratio, Percent	(0.01%)	[121]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[124]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2040 Fund
Class Name	Class Y
Trading Symbol	PRZZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2040 Fund (previously known as Putnam Sustainable Retirement 2040 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$5	0.09%
[125],[126],[127]
Expenses Paid, Amount	$ 5	[125]
Expense Ratio, Percent	0.09%	[125]
Net Assets	$ 414,453,049
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$414,453,049
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[128]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class A
Trading Symbol	PRVLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$17	0.32%
[129],[130],[131]
Expenses Paid, Amount	$ 17	[129]
Expense Ratio, Percent	0.32%	[129]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[132]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.07%
[133],[134],[135]
Expenses Paid, Amount	$ 55	[133]
Expense Ratio, Percent	1.07%	[133]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[136]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class R
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.72%
[137],[138],[139]
Expenses Paid, Amount	$ 37	[137]
Expense Ratio, Percent	0.72%	[137]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[140]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class R3
Trading Symbol	PACGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$24	0.47%
[141],[142],[143]
Expenses Paid, Amount	$ 24	[141]
Expense Ratio, Percent	0.47%	[141]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[144]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class R4
Trading Symbol	PACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$11	0.22%
[145],[146],[147]
Expenses Paid, Amount	$ 11	[145]
Expense Ratio, Percent	0.22%	[145]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[148]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class R5
Trading Symbol	PACHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$4	0.07%
[149],[150],[151]
Expenses Paid, Amount	$ 4	[149]
Expense Ratio, Percent	0.07%	[149]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[152]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class R6
Trading Symbol	PREKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(2)	-0.03%
[153],[154],[155]
Expenses Paid, Amount	$ (2)
Expense Ratio, Percent	(0.03%)	[153]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[156]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2045 Fund
Class Name	Class Y
Trading Symbol	PRVYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2045 Fund (previously known as Putnam Sustainable Retirement 2045 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$4	0.07%
[157],[158],[159]
Expenses Paid, Amount	$ 4	[157]
Expense Ratio, Percent	0.07%	[157]
Net Assets	$ 352,431,834
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$352,431,834
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[160]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class A
Trading Symbol	PRRJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$16	0.31%
[161],[162],[163]
Expenses Paid, Amount	$ 16	[161]
Expense Ratio, Percent	0.31%	[161]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[164]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$55	1.06%
[165],[166],[167]
Expenses Paid, Amount	$ 55	[165]
Expense Ratio, Percent	1.06%	[165]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[168]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class R
Trading Symbol	PRRKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$37	0.71%
[169],[170],[171]
Expenses Paid, Amount	$ 37	[169]
Expense Ratio, Percent	0.71%	[169]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[172]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class R3
Trading Symbol	PADWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$24	0.46%
[173],[174],[175]
Expenses Paid, Amount	$ 24	[173]
Expense Ratio, Percent	0.46%	[173]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[176]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class R4
Trading Symbol	PAEHX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$11	0.21%
[177],[178],[179]
Expenses Paid, Amount	$ 11	[177]
Expense Ratio, Percent	0.21%	[177]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[180]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class R5
Trading Symbol	PAEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.06%
[181],[182],[183]
Expenses Paid, Amount	$ 3	[181]
Expense Ratio, Percent	0.06%	[181]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[184]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class R6
Trading Symbol	PREUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(2)	-0.04%
[185],[186],[187]
Expenses Paid, Amount	$ (2)
Expense Ratio, Percent	(0.04%)	[185]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[188]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2050 Fund
Class Name	Class Y
Trading Symbol	PRRUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2050 Fund (previously known as Putnam Sustainable Retirement 2050 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.06%
[189],[190],[191]
Expenses Paid, Amount	$ 3	[189]
Expense Ratio, Percent	0.06%	[189]
Net Assets	$ 269,334,189
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$269,334,189
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	3%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[192]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class A
Trading Symbol	PRRFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$16	0.30%
[193],[194],[195]
Expenses Paid, Amount	$ 16	[193]
Expense Ratio, Percent	0.30%	[193]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[196]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.05%
[197],[198],[199]
Expenses Paid, Amount	$ 54	[197]
Expense Ratio, Percent	1.05%	[197]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[200]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class R
Trading Symbol	PRRVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.70%
[201],[202],[203]
Expenses Paid, Amount	$ 36	[201]
Expense Ratio, Percent	0.70%	[201]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[204]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class R3
Trading Symbol	PAEOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.45%
[205],[206],[207]
Expenses Paid, Amount	$ 23	[205]
Expense Ratio, Percent	0.45%	[205]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[208]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class R4
Trading Symbol	PAEPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.20%
[209],[210],[211]
Expenses Paid, Amount	$ 10	[209]
Expense Ratio, Percent	0.20%	[209]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[212]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class R5
Trading Symbol	PAESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$3	0.05%
[213],[214],[215]
Expenses Paid, Amount	$ 3	[213]
Expense Ratio, Percent	0.05%	[213]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[216]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class R6
Trading Symbol	PREVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.05%
[217],[218],[219]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.05%)	[217]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[220]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2055 Fund
Class Name	Class Y
Trading Symbol	PRTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2055 Fund (previously known as Putnam Sustainable Retirement 2055 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$3	0.05%
[221],[222],[223]
Expenses Paid, Amount	$ 3	[221]
Expense Ratio, Percent	0.05%	[221]
Net Assets	$ 172,460,726
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	4.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$172,460,726
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	4%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[224]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class A
Trading Symbol	PRTFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.29%
[225],[226],[227]
Expenses Paid, Amount	$ 15	[225]
Expense Ratio, Percent	0.29%	[225]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[228]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class C
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.04%
[229],[230],[231]
Expenses Paid, Amount	$ 54	[229]
Expense Ratio, Percent	1.04%	[229]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[232]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class R
Trading Symbol	PRTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.69%
[233],[234],[235]
Expenses Paid, Amount	$ 36	[233]
Expense Ratio, Percent	0.69%	[233]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[236]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class R3
Trading Symbol	PAEVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$23	0.44%
[237],[238],[239]
Expenses Paid, Amount	$ 23	[237]
Expense Ratio, Percent	0.44%	[237]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[240]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class R4
Trading Symbol	PAEUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.19%
[241],[242],[243]
Expenses Paid, Amount	$ 10	[241]
Expense Ratio, Percent	0.19%	[241]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[244]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class R5
Trading Symbol	PAEWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.04%
[245],[246],[247]
Expenses Paid, Amount	$ 2	[245]
Expense Ratio, Percent	0.04%	[245]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[248]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class R6
Trading Symbol	PEFGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.06%
[249],[250],[251]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[249]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[252]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2060 Fund
Class Name	Class Y
Trading Symbol	PRTYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2060 Fund (previously known as Putnam Sustainable Retirement 2060 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.04%
[253],[254],[255]
Expenses Paid, Amount	$ 2	[253]
Expense Ratio, Percent	0.04%	[253]
Net Assets	$ 79,265,496
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$79,265,496
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	5%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[256]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class A
Trading Symbol	PCJQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.28%
[257],[258],[259]
Expenses Paid, Amount	$ 15	[257]
Expense Ratio, Percent	0.28%	[257]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[260]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class C
Trading Symbol	PCJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$54	1.03%
[261],[262],[263]
Expenses Paid, Amount	$ 54	[261]
Expense Ratio, Percent	1.03%	[261]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[264]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class R
Trading Symbol	PCJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$36	0.69%
[265],[266],[267]
Expenses Paid, Amount	$ 36	[265]
Expense Ratio, Percent	0.69%	[265]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[268]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class R3
Trading Symbol	PCJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
[269],[270],[271]
Expenses Paid, Amount	$ 22	[269]
Expense Ratio, Percent	0.43%	[269]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[272]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class R4
Trading Symbol	PCJWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$10	0.19%
[273],[274],[275]
Expenses Paid, Amount	$ 10	[273]
Expense Ratio, Percent	0.19%	[273]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[276]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class R5
Trading Symbol	PCJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
[277],[278],[279]
Expenses Paid, Amount	$ 2	[277]
Expense Ratio, Percent	0.03%	[277]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[280]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class R6
Trading Symbol	PCJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(4)	-0.07%
[281],[282],[283]
Expenses Paid, Amount	$ (4)
Expense Ratio, Percent	(0.07%)	[281]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[284]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2065 Fund
Class Name	Class Y
Trading Symbol	PCJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2065 Fund (previously known as Putnam Sustainable Retirement 2065 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$1	0.02%
[285],[286],[287]
Expenses Paid, Amount	$ 1	[285]
Expense Ratio, Percent	0.02%	[285]
Net Assets	$ 1,480,379
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,480,379
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[288]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class A
Trading Symbol	PAJOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$15	0.28%
[289],[290],[291]
Expenses Paid, Amount	$ 15	[289]
Expense Ratio, Percent	0.28%	[289]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[292]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class C
Trading Symbol	PAJPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$53	1.02%
[293],[294],[295]
Expenses Paid, Amount	$ 53	[293]
Expense Ratio, Percent	1.02%	[293]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[296]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class R
Trading Symbol	PAJSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R1	$35	0.67%
[297],[298],[299]
Expenses Paid, Amount	$ 35	[297]
Expense Ratio, Percent	0.67%	[297]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[300]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R3
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class R3
Trading Symbol	PAJTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R3[1]	$22	0.43%
[301],[302],[303]
Expenses Paid, Amount	$ 22	[301]
Expense Ratio, Percent	0.43%	[301]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[304]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R4
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class R4
Trading Symbol	PAJUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R4[1]	$9	0.18%
[305],[306],[307]
Expenses Paid, Amount	$ 9	[305]
Expense Ratio, Percent	0.18%	[305]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[308]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class R5
Trading Symbol	PAJVX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R5[1]	$2	0.03%
[309],[310],[311]
Expenses Paid, Amount	$ 2	[309]
Expense Ratio, Percent	0.03%	[309]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[312]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class R6
Trading Symbol	PAJWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6[1]	$(3)	-0.06%
[313],[314],[315]
Expenses Paid, Amount	$ (3)
Expense Ratio, Percent	(0.06%)	[313]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[316]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Retirement Advantage Plus 2070 Fund
Class Name	Class Y
Trading Symbol	PAJYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Putnam Retirement Advantage Plus 2070 Fund (previously known as Putnam Sustainable Retirement 2070 Fund) for the period August 1, 2025, to January 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class Y1	$2	0.03%
[317],[318],[319]
Expenses Paid, Amount	$ 2	[317]
Expense Ratio, Percent	0.03%	[317]
Net Assets	$ 1,076,972
Holdings Count | $ / shares	8
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of January 31, 2026)

Total Net Assets	$1,076,972
Total Number of Portfolio Holdings	8
Portfolio Turnover Rate	6%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of January 31, 2026) Portfolio Composition* (% of Total Investments)	[320]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[2]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[3]
†	Annualized.

[4]
*	Does not include derivatives, except purchased options, if any.

[5]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[6]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[7]
†	Annualized.

[8]
*	Does not include derivatives, except purchased options, if any.

[9]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[10]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[14]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[15]
†	Annualized.

[16]
*	Does not include derivatives, except purchased options, if any.

[17]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[18]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[19]
†	Annualized.

[20]
*	Does not include derivatives, except purchased options, if any.

[21]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[22]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[23]
†	Annualized.

[24]
*	Does not include derivatives, except purchased options, if any.

[25]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[26]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[27]
†	Annualized.

[28]
*	Does not include derivatives, except purchased options, if any.

[29]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[30]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[31]
†	Annualized.

[32]
*	Does not include derivatives, except purchased options, if any.

[33]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[34]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[35]
†	Annualized.

[36]
*	Does not include derivatives, except purchased options, if any.

[37]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[38]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[39]
†	Annualized.

[40]
*	Does not include derivatives, except purchased options, if any.

[41]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[42]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[43]
†	Annualized.

[44]
*	Does not include derivatives, except purchased options, if any.

[45]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[46]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[47]
†	Annualized.

[48]
*	Does not include derivatives, except purchased options, if any.

[49]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[50]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[51]
†	Annualized.

[52]
*	Does not include derivatives, except purchased options, if any.

[53]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[54]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[55]
†	Annualized.

[56]
*	Does not include derivatives, except purchased options, if any.

[57]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[58]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[59]
†	Annualized.

[60]
*	Does not include derivatives, except purchased options, if any.

[61]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[62]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[63]
†	Annualized.

[64]
*	Does not include derivatives, except purchased options, if any.

[65]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[66]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[67]
†	Annualized.

[68]
*	Does not include derivatives, except purchased options, if any.

[69]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[70]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[71]
†	Annualized.

[72]
*	Does not include derivatives, except purchased options, if any.

[73]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[74]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[75]
†	Annualized.

[76]
*	Does not include derivatives, except purchased options, if any.

[77]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[78]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[79]
†	Annualized.

[80]
*	Does not include derivatives, except purchased options, if any.

[81]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[82]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[83]
†	Annualized.

[84]
*	Does not include derivatives, except purchased options, if any.

[85]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[86]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[87]
†	Annualized.

[88]
*	Does not include derivatives, except purchased options, if any.

[89]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[90]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[91]
†	Annualized.

[92]
*	Does not include derivatives, except purchased options, if any.

[93]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[94]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[95]
†	Annualized.

[96]
*	Does not include derivatives, except purchased options, if any.

[97]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[98]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[99]
†	Annualized.

[100]
*	Does not include derivatives, except purchased options, if any.

[101]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[102]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[103]
†	Annualized.

[104]
*	Does not include derivatives, except purchased options, if any.

[105]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[106]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[107]
†	Annualized.

[108]
*	Does not include derivatives, except purchased options, if any.

[109]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[110]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[111]
†	Annualized.

[112]
*	Does not include derivatives, except purchased options, if any.

[113]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[114]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[115]
†	Annualized.

[116]
*	Does not include derivatives, except purchased options, if any.

[117]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[118]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[119]
†	Annualized.

[120]
*	Does not include derivatives, except purchased options, if any.

[121]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[122]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[123]
†	Annualized.

[124]
*	Does not include derivatives, except purchased options, if any.

[125]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[126]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[127]
†	Annualized.

[128]
*	Does not include derivatives, except purchased options, if any.

[129]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[130]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[131]
†	Annualized.

[132]
*	Does not include derivatives, except purchased options, if any.

[133]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[134]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[135]
†	Annualized.

[136]
*	Does not include derivatives, except purchased options, if any.

[137]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[138]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[139]
†	Annualized.

[140]
*	Does not include derivatives, except purchased options, if any.

[141]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[142]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[143]
†	Annualized.

[144]
*	Does not include derivatives, except purchased options, if any.

[145]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[146]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[147]
†	Annualized.

[148]
*	Does not include derivatives, except purchased options, if any.

[149]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[150]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[151]
†	Annualized.

[152]
*	Does not include derivatives, except purchased options, if any.

[153]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[154]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[155]
†	Annualized.

[156]
*	Does not include derivatives, except purchased options, if any.

[157]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[158]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[159]
†	Annualized.

[160]
*	Does not include derivatives, except purchased options, if any.

[161]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[162]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[163]
†	Annualized.

[164]
*	Does not include derivatives, except purchased options, if any.

[165]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[166]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[167]
†	Annualized.

[168]
*	Does not include derivatives, except purchased options, if any.

[169]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[170]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[171]
†	Annualized.

[172]
*	Does not include derivatives, except purchased options, if any.

[173]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[174]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[175]
†	Annualized.

[176]
*	Does not include derivatives, except purchased options, if any.

[177]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[178]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[179]
†	Annualized.

[180]
*	Does not include derivatives, except purchased options, if any.

[181]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[182]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[183]
†	Annualized.

[184]
*	Does not include derivatives, except purchased options, if any.

[185]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[186]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[187]
†	Annualized.

[188]
*	Does not include derivatives, except purchased options, if any.

[189]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[190]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[191]
†	Annualized.

[192]
*	Does not include derivatives, except purchased options, if any.

[193]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[194]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[195]
†	Annualized.

[196]
*	Does not include derivatives, except purchased options, if any.

[197]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[198]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[199]
†	Annualized.

[200]
*	Does not include derivatives, except purchased options, if any.

[201]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[202]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[203]
†	Annualized.

[204]
*	Does not include derivatives, except purchased options, if any.

[205]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[206]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[207]
†	Annualized.

[208]
*	Does not include derivatives, except purchased options, if any.

[209]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[210]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[211]
†	Annualized.

[212]
*	Does not include derivatives, except purchased options, if any.

[213]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[214]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[215]
†	Annualized.

[216]
*	Does not include derivatives, except purchased options, if any.

[217]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[218]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[219]
†	Annualized.

[220]
*	Does not include derivatives, except purchased options, if any.

[221]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[222]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[223]
†	Annualized.

[224]
*	Does not include derivatives, except purchased options, if any.

[225]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[226]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[227]
†	Annualized.

[228]
*	Does not include derivatives, except purchased options, if any.

[229]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[230]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[231]
†	Annualized.

[232]
*	Does not include derivatives, except purchased options, if any.

[233]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[234]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[235]
†	Annualized.

[236]
*	Does not include derivatives, except purchased options, if any.

[237]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[238]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[239]
†	Annualized.

[240]
*	Does not include derivatives, except purchased options, if any.

[241]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[242]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[243]
†	Annualized.

[244]
*	Does not include derivatives, except purchased options, if any.

[245]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[246]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[247]
†	Annualized.

[248]
*	Does not include derivatives, except purchased options, if any.

[249]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[250]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[251]
†	Annualized.

[252]
*	Does not include derivatives, except purchased options, if any.

[253]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[254]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[255]
†	Annualized.

[256]
*	Does not include derivatives, except purchased options, if any.

[257]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[258]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[259]
†	Annualized.

[260]
*	Does not include derivatives, except purchased options, if any.

[261]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[262]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[263]
†	Annualized.

[264]
*	Does not include derivatives, except purchased options, if any.

[265]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[266]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[267]
†	Annualized.

[268]
*	Does not include derivatives, except purchased options, if any.

[269]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[270]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[271]
†	Annualized.

[272]
*	Does not include derivatives, except purchased options, if any.

[273]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[274]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[275]
†	Annualized.

[276]
*	Does not include derivatives, except purchased options, if any.

[277]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[278]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[279]
†	Annualized.

[280]
*	Does not include derivatives, except purchased options, if any.

[281]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[282]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[283]
†	Annualized.

[284]
*	Does not include derivatives, except purchased options, if any.

[285]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[286]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[287]
†	Annualized.

[288]
*	Does not include derivatives, except purchased options, if any.

[289]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[290]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[291]
†	Annualized.

[292]
*	Does not include derivatives, except purchased options, if any.

[293]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[294]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[295]
†	Annualized.

[296]
*	Does not include derivatives, except purchased options, if any.

[297]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[298]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[299]
†	Annualized.

[300]
*	Does not include derivatives, except purchased options, if any.

[301]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[302]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[303]
†	Annualized.

[304]
*	Does not include derivatives, except purchased options, if any.

[305]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[306]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[307]
†	Annualized.

[308]
*	Does not include derivatives, except purchased options, if any.

[309]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[310]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[311]
†	Annualized.

[312]
*	Does not include derivatives, except purchased options, if any.

[313]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[314]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[315]
†	Annualized.

[316]
*	Does not include derivatives, except purchased options, if any.

[317]
1	Excludes fees and expenses of the underlying funds in which the Fund invests.

[318]
*	Reflects waiver of fees and/or reimbursement of expenses (including acquired fund fees and expenses), without which expenses would be higher.

[319]
†	Annualized.

[320]
*	Does not include derivatives, except purchased options, if any.